Exhibit 99.2

Ford Credit Auto Lease Trust 2021-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31,2022,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2022, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2022, leases with a total base residual value of $26,774,189.79 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2023. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31,2022,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2022-	December	$1,023,242,615.01
2023-	January	$969,273,278.47	$17,974,612.77	9.65%	$40,994,878.22	4.61%
	February	$935,319,260.21	$17,484,576.99	9.39%	$21,333,199.61	2.40%
	March	$902,306,838.69	$17,033,760.23	9.14%	$20,671,893.26	2.32%
	April	$865,423,546.07	$16,511,369.78	8.86%	$24,899,642.69	2.80%
	May	$799,291,519.32	$15,373,591.22	8.25%	$55,100,937.68	6.19%
	June	$728,987,637.89	$14,122,278.21	7.58%	$60,192,550.30	6.77%
	July	$669,524,262.17	$13,086,547.23	7.03%	$50,035,459.48	5.62%
	August	$602,810,370.81	$11,872,812.35	6.37%	$58,201,877.23	6.54%
	September	$533,143,567.20	$10,603,170.05	5.69%	$62,090,188.75	6.98%
	October	$477,442,472.77	$9,561,957.81	5.13%	$48,816,878.33	5.49%
	November	$422,361,005.48	$8,517,116.39	4.57%	$48,963,042.14	5.50%
	December	$368,317,412.04	$7,465,872.14	4.01%	$48,700,388.58	5.47%
2024-	January	$324,394,440.31	$6,622,041.04	3.56%	$39,152,652.45	4.40%
	February	$274,535,109.05	$5,659,941.95	3.04%	$45,831,038.63	5.15%
	March	$214,405,215.41	$4,512,289.25	2.42%	$56,998,756.62	6.41%
	April	$147,166,243.70	$3,211,453.53	1.72%	$65,106,986.26	7.32%
	May	$90,510,753.83	$2,083,579.01	1.12%	$55,313,081.21	6.22%
	June	$43,078,952.23	$1,104,026.10	0.59%	$46,783,272.43	5.26%
	July	$29,893,728.00	$800,517.75	0.43%	$12,601,269.07	1.42%
	August	$20,598,874.48	$574,905.72	0.31%	$8,870,248.33	1.00%
	September	$14,551,195.16	$418,215.76	0.22%	$5,732,891.53	0.64%
	October	$13,033,091.07	$380,082.75	0.20%	$1,210,960.75	0.14%
	November	$11,404,892.38	$336,559.89	0.18%	$1,356,983.00	0.15%
	December	$9,116,106.04	$271,106.60	0.15%	$2,074,878.00	0.23%
2025-	January	$7,713,096.54	$232,024.21	0.12%	$1,216,735.00	0.14%
	February	$6,467,250.73	$196,448.38	0.11%	$1,088,114.00	0.12%
	March	$4,667,379.58	$143,443.23	0.08%	$1,688,911.00	0.19%
	April	$2,552,944.94	$79,890.82	0.04%	$2,058,023.00	0.23%
	May	$1,043,743.34	$34,550.64	0.02%	$1,487,552.00	0.17%
	June	$0.00	$0.00	0.00%	$1,048,992.00	0.12%

Total			$186,268,741.8	100.00%	$889,622,281.55	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,075,891,023.35

Ford Credit Auto Lease Trust 2021-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
OCTOBER 2022	Car	23	9.87%	$8,662	18.90%	47.55%
	CUV	72	8.02%	$8,824	21.01%	50.24%
	SUV	13	12.15%	$11,705	14.01%	32.39%
	Truck	5	3.03%	$10,186	19.46%	39.88%

	Total/Average	113	8.05%	$9,183	19.12%	45.49%

NOVEMBER 2022	Car	13	5.65%	$7,176	15.07%	40.05%
	CUV	59	7.30%	$8,938	20.11%	48.17%
	SUV	16	13.33%	$12,232	14.53%	32.48%
	Truck	11	4.95%	$9,005	16.79%	31.25%

	Total/Average	99	7.17%	$9,247	17.68%	40.74%

DECEMBER 2022	Car	17	7.11%	$6,864	16.51%	41.79%
	CUV	111	12.44%	$7,442	16.61%	37.77%
	SUV	23	20.18%	$12,006	15.03%	33.15%
	Truck	9	3.96%	$10,713	17.42%	35.84%

	Total/Average	160	10.87%	$8,221	16.30%	36.86%